Drilling rigs (Details) (Drilling rigs [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Drilling rigs [Member]
Drilling units [Line Items]
Cost	$ 3,899.0	$ 3,551.4
Accumulated depreciation	(450.7)	(309.5)
Net book value	3,448.3	3,241.9
Depreciation and amortization expense	$ 141.2	$ 114.0	$ 79.8